NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

The unaudited consolidated financial statements include data of Tian’an Technology Group Ltd. (“Tian’an”), a holding company incorporated in the British Virgin Islands on April 8, 2021; Yunke Jingrong Information Technology, Co., Ltd. (“Yunke”), a holding company incorporated in Hong Kong on October 27, 2021 and Shanghai Qige Power Technology Co., Ltd. (“Shanghai Qige”), an operating company incorporated in China (PRC) on August 10, 2016. Shanghai Qige is a wholly owned subsidiary of Yunke, which is a wholly owned subsidiary of Tian’an. Tian’an, Yunke and Shanghai Qige are collectively referred to as “the Company”. Currently, all of the Company’s operations are conducted through its subsidiary Shanghai Qige. Tian’an and Yunke are holding companies and have no operations. Through Shanghai Qige, we were engaged in the technology driven sales of power control and service systems solutions. In the third quarter of 2022, the Company shifted its business model and focused on graphene production enterprises engaging in the health therapy industry. We utilize the far-infrared heat therapy characteristics of graphene, which is incorporated into our products.

The Company’s initial marketing efforts are in the Eastern China market with the intention of developing a nationwide marketing network. The Company has developed a reputation of excellence in product quality and after sales service.

Name of Consolidated Companies	Domicile and Date of Incorporation	Paid in Capital	Percentage of Effective Ownership	PercentaPrincipal Activities
Tian’an Technology Group Ltd.	April 8, 2021, British Virgin Islands	USD $0	89% owned by Mr. Heng Fei Yang	Investment holding
Yunke Jingrong Information Technology Co., Ltd.	October 27, 2021, PRC	USD $0	100% owned by Tian’an	Investment holding
Shanghai Quige Power Technology Co., Ltd.	August 10, 2016, PRC	USD $0	100% owned by Yunke Jingrong	Production and distribution of power drive product systems and retail of healthcare products